Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document And Entity Information [Abstract]
Document Type	DEFR14A
Entity Registrant Name	Chemed Corporation
Entity Central Index Key	0000019584
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEOn April 6, 2026, Chemed Corporation (the “Company”) filed with the U.S. Securities and Exchange Commission its Definitive Proxy Statement on Schedule 14A for its Annual Meeting of Shareholders (the “Original Proxy Statement”) to be held on May 18, 2026 (the “Annual Meeting”). The Company is filing this amended and restated Proxy Statement solely to correct an inadvertent clerical error regarding the number of shares that the Company had outstanding under the “Stockholders Entitled to Vote” on page 3. The correct number of shares outstanding is 13,413,917. There are no other changes to the Original Proxy Statement. All printed and mailed materials include the correct number of shares outstanding. The full text of the amended and restated Proxy Statement follows: